Trading properties	12 Months Ended
Jun. 30, 2018
Trading Properties
Trading properties
11.	Trading properties

Changes in trading properties for the fiscal years ended June 30, 2018 and 2017 are as follows:

	Completed properties	Undeveloped sites	Total
As of June 30, 2016	387	47,642	48,029
Transfers from investment properties (Note 9)	-	13,617	13,617
Transfers from intangible assets (Note 12)	12,857	-	12,857
Disposals (i)	(12,903)	-	(12,903)
As of June 30, 2017	341	61,259	61,6
Transfers from intangible assets (Note 12)	8,837	-	8,837
Disposals (i)	(8,869)	-	(8,869)
As of June 30, 2018	309	61,259	61,568

	Net book amount
Description	06.30.18	06.30.17	Date of acquisition
Undeveloped sites:
Air space Coto	6,024	6,024	Sep-97
Córdoba plot of land	15,544	15,544	May-15
Córdoba plot of land (Shopping)	23,935	23,935	Dec-06
Residencial project Neuquén	15,756	15,756	May-06
Total undeveloped sites	61,259	61,259

Completed properties:
Condominios II	309	341	Nov-13
Total completed properties	309	341
Total trading properties	61,568	61,600
Non-current	61,362	61,600
Current	206	-
Total	61,568	61,600

(i)	As of June 30, 2018 and 2017 the sales properties costs were charged to “Costs” in the Statements of Comprehensive Income. (Note 25)

During the fiscal years ended June 30, 2018 and 2017 no borrowing costs were capitalized.

None of the Group’s trading properties have been mortgaged or otherwise restricted to secure Group’s borrowings and other payables.